Contingencies, commitments and restrictions on the distribution of profits - Brazilian Concession Agreement (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2012	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Compensation for concession	$ 62,677
Brasilia Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Initial term of concession agreement		25 years
Concession agreement extension period		5 years
Additional mandatory investments			$ 3,100
Current amount of Phase II performance bonds			$ 51,600	R$ 283.7